Investment Risks	Oct. 16, 2026
Emerging Markets AI MAG 3 ETF | Focused Portfolio Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

The following risk is added immediately before “Geographic Investment Risk” under the heading “Principal Investment Risks” in the Fund’s Summary Prospectus and the “Emerging Markets AI MAG 3 ETF—Fund Summary” section of the Prospectus:

Focused Portfolio Risk. The Fund will maintain exposure to a limited number of issuers. As a result, the Fund’s performance may be disproportionately affected by the performance of one or a small number of investments. Limits on exposure to certain issuers may heighten this risk by increasing exposure to other issuers.